UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08014
Utilities Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Utilities Portfolio                                                                                                                                  as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks—100.7%

Security	Shares	Value
Broadcasting and Cable — 3.6%
Antena 3 Television SA	3,380	$86,990
Inmarsat PLC	1,300,000	8,740,856
Ovation, Inc. (1)(2)	18,040	0
PanAmSat Holding Corp.	419,005	10,399,704
Rogers Communications, Inc., Class B	400,000	15,260,000
		$34,487,550
Electric Utilities — 43.0%
Allegheny Energy, Inc. (1)	492,900	16,684,665
ALLETE, Inc.	316,666	14,756,636
British Energy Group PLC (1)	1,000,000	11,223,088
Canadian Hydro Developers, Inc. (1)	450,000	2,233,413
Ceske Energeticke Zavody AS	500,000	17,299,484
Drax Group PLC (1)	650,000	8,715,246
E.ON AG ADR	360,000	13,176,000
Edison International	600,000	24,708,000
Endesa SA ADR (3)	650,000	20,897,500
Entergy Corp.	250,000	17,235,000
Exelon Corp. (3)	461,250	24,400,125
FirstEnergy Corp.	400,000	19,560,000
Fortis, Inc.	200,000	3,845,363
Fortum Oyj (3)	650,000	16,347,160
FPL Group, Inc.	431,860	17,334,860
ITC Holdings Corp.	250,000	6,562,500
Mirant Corp. (1)(3)	575,000	14,372,125
Northeast Utilities	125,000	2,441,250
NorthWestern Corp.	225,000	7,006,500
NRG Energy, Inc. (1)(3)	280,000	12,661,600
NSTAR	200,000	5,722,000
Oesterreichische Elektrizitaetswirtschafts AG, Class A (1)	30,000	13,337,142
Ormat Technologies, Inc. (3)	296,400	11,292,840
PG&E Corp. (3)	575,000	22,367,500
PPL Corp.	500,000	14,700,000
Public Power Corp.	65,000	1,526,326
RWE AG	220,000	19,074,203
Scottish and Southern Energy PLC	650,000	12,727,613
Scottish Power PLC	1,100,000	11,078,888
TXU Corp.	700,000	31,332,000
		$414,619,027

Energy Services — 1.4%
Evergreen Solar, Inc. (1)(3)	600,000	$9,240,000
Transocean, Inc. (1)	50,000	4,015,000
		$13,255,000
Engineering and Construction — 3.0%
Bouygues SA (3)	350,000	18,513,361
Halliburton Co.	140,000	10,222,800
		$28,736,161
Gas Utilities — 8.4%
AGL Resources, Inc.	200,000	7,210,000
Enbridge, Inc.	150,000	4,330,500
Equitable Resources, Inc.	320,000	11,683,200
Kinder Morgan, Inc.	175,000	16,098,250
NiSource, Inc.	150,000	3,033,000
Questar Corp.	100,000	7,005,000
TransCanada Corp. (3)	400,000	11,572,000
Western Gas Resources, Inc.	100,000	4,825,000
Williams Cos., Inc. (The)	700,000	14,973,000
		$80,729,950
Integrated Oil — 2.0%
Occidental Petroleum Corp.	16,800	1,556,520
Statoil ASA ADR	500,000	14,240,000
Total SA ADR (3)	25,000	3,293,250
		$19,089,770
Oil and Gas-Exploration and Production — 3.0%
Southwestern Energy Co. (1)	604,000	19,442,760
Talisman Energy, Inc.	170,000	9,040,600
		$28,483,360
Oil and Gas-Refining and Marketing — 1.8%
Neste Oil Oyj (3)	380,000	13,081,759
Western Refining, Inc.	200,000	4,324,000
		$17,405,759
Telecommunications Services — 15.6%
AT&T, Inc. (3)	900,000	24,336,000
BCE, Inc. (3)	385,400	9,272,724
BellSouth Corp.	550,000	19,057,500
Chunghwa Telecom Co., Ltd. ADR	154,800	3,032,532
Sprint Corp.	710,000	18,346,400
Telefonos de Mexico SA de CV (Telmex) ADR	575,000	12,926,000
Telekom Austria AG	400,000	9,403,204
Telenor ASA	800,000	8,581,272
TELUS Corp. (3)	500,000	19,350,000
Verizon Communications, Inc.	750,000	25,545,000
		$149,850,632

Transportation — 1.2%
Burlington Northern Santa Fe Corp.	100,000	$8,333,000
Societe des Autoroutes du Nord et de l’Est de la France (1)	15,850	1,057,323
Societe des Autoroutes Paris-Rhin-Rhone	30,000	2,218,667
		$11,608,990
Utilities-Electric and Gas — 9.3%
CMS Energy Corp. (1)	1,275,000	16,511,250
Constellation Energy Group, Inc.	190,000	10,394,900
Dynegy, Inc., Class A (1)(3)	800,000	3,840,000
Energy East Corp.	400,000	9,720,000
MDU Resources Group, Inc. (3)	130,000	4,348,500
National Grid PLC	494,772	4,902,185
Sempra Energy	320,000	14,867,200
Suez SA	350,000	13,735,676
TransAlta Corp.	400,000	7,652,000
Wisconsin Energy Corp.	100,000	3,999,000
		$89,970,711
Water Utilities — 3.7%
Aqua America, Inc.	433,333	12,055,324
Severn Trent PLC	100,000	1,932,282
United Utilities PLC	630,207	7,516,033
Veolia Environnement	250,000	13,833,075
		$35,336,714
Wireless Telecommunication Services — 4.7%
Alltel Corp.	325,000	21,043,750
America Movil S.A. de C.V. ADR	100,000	3,426,000
China Netcom Group Corp. (Hong Kong), Ltd. ADR (3)	2,500	88,525
Leap Wireless International, Inc. (1)	200,000	8,718,000
Vodafone Group PLC ADR	600,000	12,540,000
		$45,816,275
Total Common Stocks (identified cost $718,672,095)		$969,389,899

Preferred Stocks—0.1%

Security	Shares	Value
Broadcasting and Cable — 0.1%
Ovation, Inc. (PIK) (1)(2)	(807)	$650,000
		$650,000
Total Preferred Stocks (identified cost $3,595,225)		$650,000

Convertible Bonds—0.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Reliant Resources, Inc., 5.00%, 8/15/10 (4)	$(100)	$127,250
Total Convertible Bonds (identified cost, $100,000)		$127,250

Warrants—0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07 (1)	8,205	$5,128
		$5,128
Total Warrants (identified cost $0)		$5,128

Short-Term Investments — 14.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.69% (5)	$126,086	$126,085,590
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	2,000	2,000,000
Royal Bank of Canada Time Deposit, 4.85%, 4/3/06	11,830	11,830,000
Total Short-Term Investments (at amortized cost, $139,915,590)		$139,915,590
Total Investments — 115.3% (identified cost $862,282,910)		$1,110,087,867
Other Assets, Less Liabilities — (15.3)%		$(147,094,903)
Net Assets — 100.0%		$962,992,964

ADR	—	American Depository Receipt
PIK	—	Payment In Kind.
(1)		Non-income producing security.
(2)		Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		All or a portion of these securities were on loan at March 31, 2006.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $127,250 or 0.01% of the Portfolio’s net assets.

(5)

As of March 31, 2006, the Portfolio loaned securities having a market value of $121,063,819 and received $126,085,590 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2006.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	74.5%	$717,149,627
Canada	9.8%	94,386,600
United Kingdom	8.2%	79,376,192
France	5.5%	52,651,352
Germany	3.3%	32,250,203
Finland	3.0%	29,428,919
Norway	2.4%	22,821,272
Austria	2.4%	22,740,346
Spain	2.2%	20,984,490
Czech Republic	1.8%	17,299,484
Mexico	1.7%	16,352,000
Taiwan	0.3%	3,032,532
Greece	0.2%	1,526,325
Hong Kong	0%	88,525

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$862,282,910
Gross unrealized appreciation	$256,671,496
Gross unrealized depreciation	(8,866,539)
Net unrealized appreciation	$247,804,957

The net unrealized depreciation on foreign currency at March 31, 2006, was $7,180.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Utilities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	May 24, 2006